Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

29. Subsequent Events

On January 28, 2022, GasLog through its subsidiary GAS-fifteen Ltd. signed an agreement with Keppel for the conversion of the GasLog Chelsea, a 153,600 cbm TFDE LNG carrier built in 2010, to an FSRU pursuant to the Final Investment Decision taken for the construction of a regasification terminal in Alexandroupolis by Gastrade. On February, 3, 2022, GasLog issued a Final Notice to proceed with the conversion. The conversion is expected to be completed by the fourth quarter of 2023.

On February 2, 2022, GasLog through its subsidiary GasLog Services UK Ltd. entered into an agreement for the sale of the GasLog Chelsea to Gastrade for $265,086 following its conversion to an FSRU expected to be completed by the fourth quarter of 2023.

On February 23, 2022, the board of directors declared a quarterly cash dividend of $0.15 per common share paid on March 1, 2022 to shareholders of record as of February 28, 2022.